Cover	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	biote Corp.
Entity Central Index Key	0001819253
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1791125
Entity Address, Address Line One	1875 W. Walnut Hill Ln #100
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
City Area Code	844
Local Phone Number	604-1246
Entity Primary SIC Number	2833
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1875 W. Walnut Hill Ln #100
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
City Area Code	312
Local Phone Number	212-8079
Contact Personnel Name	Teresa S. Weber